Employee compensation (Details Narrative) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Employee compensation and benefit expenses	$ 29,203	$ 12,988